Provision for Risks (Tables)	6 Months Ended
Jun. 30, 2026
Provision for Risks [Abstract]
Schedule of Provision Activity

The provision activity on June 30, 2026, and December 31, 2025, is as follows:

At January 1, 2025	26,632
Reversal of provision	(11,295)
Provision recorded during the period	1,084
At December 31, 2025	16,421
Reversal of provision	(5,078)
Provision recorded during the period	417
At June 30, 2026	11,760

Schedule of Contingent Obligations	As of June 30, 2026 and December 31, 2025, the total of such contingent obligations, for which the likelihood of loss was determined as possible by management and for which no provision has been recorded, is as follows:

	June 30, 2026	December 31, 2025
Civil	17,469	-
Labor	377	-
Tax	6,544	6,544
Total	24,390	6,544